Equity: - Common stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Equity:
Restructuring upon spin off (in shares)	59,909,344
Price per share of common stock				$ 2.49
Gross proceeds		$ 158,202	$ 9,410	$ 9,678
Common stock, shares authorized				700,000,000	700,000,000	700,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
August September And November 2021 Offering
Equity:
Issuance of common stock, net of issuance costs (in shares)				4,015,990
Price per share of common stock				$ 2.49
Gross proceeds				$ 10,000
Directly attributable transaction costs				$ 322,000